Document and Entity Information	Apr. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2023
Entity Registrant Name	Manhattan Associates, Inc.
Entity Central Index Key	0001056696
Entity Emerging Growth Company	false
Securities Act File Number	0-23999
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-2373424
Entity Address, Address Line One	2300 Windy Ridge Parkway
Entity Address, Address Line Two	Tenth Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	955-7070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	MANH
Security Exchange Name	NASDAQ